Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2020
Entity Registrant Name	COPLEY FUND INC /NV/
Entity Central Index Key	0000721291
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jun. 29, 2020
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Prospectus:
Trading Symbol	coplx